Trade and Other Receivables - Schedule of Trade and Other Receivables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Trade and Other Receivables [Abstract]
Trade receivables – third parties	$ 13,880,658		$ 10,117,291
Less: Allowance for expected credit losses – trade receivables	(3,297,953)	$ (423,722)	(2,303,255)	$ (295,923)	$ (1,814,615)
Trade and other receivables gross	10,582,705	1,359,668	7,814,036
Other receivables	15,885	2,041	195,323
Prepayments	831,730	106,860	567,636
Deposits	914,366	117,478	1,096,815
Prepayment of issuance costs			6,422,350
Trade and other receivables	12,344,686	1,586,047	16,096,160
Third Parties [Member]
Schedule of Trade and Other Receivables [Abstract]
Trade receivables – third parties	13,106,853	1,683,971	10,117,291
Unbilled receivables – third party	$ 773,805	$ 99,419